COVER	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Entity Registrant Name	PROTERRA INC
Entity Filer Category	Large Accelerated Filer
Amendment Description	EXPLANATORY NOTEOn April 18, 2022, Proterra Inc (the “Registrant”) filed a registration statement on Form S-1 (Registration No. 333-264346), which was subsequently declared effective by the Securities and Exchange Commission (the “SEC”) on April 26, 2022 (the “Form S-1 Registration Statement”). On November 4, 2022, the Registrant filed Post-Effective Amendment No. 1 to the Form S-1 Registration Statement on Form S-3 to convert the Form S-1 Registration Statement into a registration statement on Form S-3, which was subsequently declared effective by the SEC on November 15, 2022 (“Post-Effective Amendment No. 1”).This Post-Effective Amendment No. 2 to the Form S-3 Registration Statement on Form S-1 is being filed by the Registrant to convert the Form S-3 Registration Statement into a registration statement on Form S-1 (“Post-Effective Amendment No. 2”).The information included in this filing amends the Form S-3 Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration fees were paid at the time of the original filing of the Form S-1 Registration Statement.
Document Type	POS AM
Document Period End Date	Mar. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q1
Amendment Flag	true
Entity Central Index Key	0001820630